PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	R$ 1,377,702
Additions	162,213
Accrued charges	129,961
Acquisition of stakes in subsidiaries	24,828
Net utilization of reversal	(820,528)
Accrued liabilities, ending	874,176
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	130,755
Additions	22,647
Accrued charges	6,460
Acquisition of stakes in subsidiaries	12,691
Net utilization of reversal	(83,031)
Accrued liabilities, ending	89,522
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	1,546
Additions	11,997
Accrued charges	66
Net utilization of reversal	(76)
Accrued liabilities, ending	13,533
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	387,612
Additions	93,263
Accrued charges	95,814
Acquisition of stakes in subsidiaries	12,093
Net utilization of reversal	(102,737)
Accrued liabilities, ending	486,045
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	815,180
Additions	10,270
Accrued charges	25,418
Acquisition of stakes in subsidiaries	44
Net utilization of reversal	(625,928)
Accrued liabilities, ending	224,984
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	42,609
Additions	24,036
Accrued charges	2,203
Net utilization of reversal	(8,756)
Accrued liabilities, ending	R$ 60,092